Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated)
December 31, 2025 (Unaudited)

Private Equity Investments†—98.6%	Investment Type	Acquisition Date	Cost	Fair Value
Co-Investment—54.8%
Consumer Discretionary—1.4%
Barrys PEP Co-Invest A, LP*(1)(2)(3)(4)	Limited Partnership Interest	03/31/2025	$856,448	$934,079
Consumer Staples—7.0%
Hometown Food Holdings, LLC*(1)(2)(3)(4) (Class A, 2,564 units)	Limited Partnership Interest	03/28/2025	989,217	989,250
Mozzaxx Holding 3 GmbH*(1)(2)(3)(5)(6)(7) (Shareholder Loan, 21.00%)	Loan Notes	12/22/2025	2,520,123	3,790,020
Financials—1.3%
Integrum Grit Co-Invest LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	07/14/2025	906,373	901,056
Health Care—5.6%
Apposite Healthcare Co-Investment IV L.P*(1)(2)(3)(4)	Limited Partnership Interest	02/28/2025	712,737	1,144,725
KL Champion Blocker PI LLC*(1)(2)(3)(5)	Limited Partnership Interest	05/01/2024	1,306,017	1,350,575
NanoVista*(1)(2)(3)(4)(5)	Limited Partnership Interest	04/23/2024	1,145,300	1,293,013
Industrials—9.7%
ATEX Blocker, Inc.*(1)(2)(3) (3 shares)	Common Stock	12/19/2024	1,250,000	1,624,198
BPCP NSA Holdings, Inc.*(1)(2)(3)(5)(8) (Class A, 8.00%, 572 shares)	Preferred Stock	05/15/2024	858,275	976,572
BPCP NSA Holdings, Inc.*(1)(2)(3)(5) (286 shares)	Common Stock	05/15/2024	286,092	322,885
Huracan68 S.p.A*(1)(2)(3)(5) (Class B, 33,550 shares)	Common Stock	10/01/2024	885,360	1,313,008
Huracan68 S.p.A*(1)(2)(3)(5)(6)(9) (Shareholder Loan, 04/03/2032)	Loan Notes	10/01/2024	221,340	235,040
VSC Safety Holdings LLC*(1)(2)(3) (Class A, 20,979 units)	Limited Partnership Interest	09/19/2025	2,097,902	2,108,105
Information Technology—14.3%
BCPE Pequod Investor, L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	11/20/2024	696,842	927,876
Diamant 244. GmbH*(1)(2)(3)(5) (256 shares)	Common Stock	12/19/2024	10,877	—
Diamant 244. GmbH*(1)(2)(3)(5) (8.00%)	Preferred Stock	12/19/2024	665,087	746,172
Diamant 247. GmbH*(1)(2)(3)(5)(6) (Shareholder Loan, 8.00%, 12/31/2039)	Loan Notes	01/15/2025	223,371	274,599
Fremman 1 MM Co-investment 7 Rocket SCSp*(1)(2)(3)	Limited Partnership Interest	02/13/2024	1,116,131	1,407,693
Hooverdam Fonds Coöperatief U.A.*(1)(2)(3)(4)	Limited Partnership Interest	04/15/2025	754,101	716,784
Investcorp India Private Equity Holdings Limited*(1)(2)(3)(5)(6)(8)(9) (Shareholder Loan, 6 shares)	Loan Notes	09/16/2024	627,200	627,200
Investcorp India Private Equity Holdings Limited*(1)(2)(3)(5)(8)(9) (6 shares)	Preferred Stock	09/16/2024	12,800	118,667
Moengage Common Stock*(1)(2)(3)(5) (18,559 shares)	Common Stock	11/28/2025	212,682	212,682
Moengage Series A Pref*(1)(2)(3)(5)(9) (Class A, 6,638 shares)	Preferred Stock	11/28/2025	62,972	62,972
Moengage Series C 1 Pref*(1)(2)(3)(5)(9) (Class C-1, 697 shares)	Preferred Stock	11/28/2025	7,988	7,988
Moengage Series C Pref*(1)(2)(3)(5)(9) (Class C, 61,705 shares)	Preferred Stock	11/28/2025	707,127	707,127
Moengage Series D Pref*(1)(2)(3)(5)(9) (Class D, 374 shares)	Preferred Stock	11/28/2025	4,286	4,286
Moengage Series E Pref*(1)(2)(3)(5)(9) (Class E, 253 shares)	Preferred Stock	11/28/2025	2,899	2,899
Moengage Series F Pref*(1)(2)(3)(5)(9) (Class D, 16,665 shares)	Preferred Stock	11/28/2025	212,389	212,389
Moengage Series Seed Pref*(1)(2)(3)(5)(9) (6,977 shares)	Preferred Stock	11/28/2025	79,955	79,955
Novacap TMT VI Co-Investment (Invita), L.P.*(1)(2)(3)(4)	Limited Partnership Interest	11/08/2024	1,043,269	1,341,807
Resurgens II Co-Invest C, L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	11/15/2023	659,028	748,679
Stirling Square Capital Partners Eagle Co-Investment SCSp*(1)(2)(3)(4)(5)	Limited Partnership Interest	11/13/2023	1,012,232	1,474,675
Multi-Sector—7.2%
Inverness Graham Co-Investment Fund-A, LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	08/08/2025	3,190,468	4,856,466
Real Estate—1.2%
Vivana Properties SPV, LLC*(1)(2)(3)(4)(5)	Limited Partnership Interest	04/14/2025	513,000	850,595

1

Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated) – (continued)
December 31, 2025 (Unaudited)

Private Equity Investments†—98.6%	Investment Type	Acquisition Date	Cost	Fair Value
Telecommunication Services—4.2%
Novacap International TMT VI Co-Investment (Igloo), L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	12/22/2025	$1,788,068	$1,788,068
Suno Inc*(1)(2)(3)(5)(9) (Class C-1, 10,210 shares)	Preferred Stock	11/10/2025	1,063,148	1,063,148
Utilities—2.9%
Greenbelt Capital Partners Saber L.P.*(1)(2)(3)(4)	Limited Partnership Interest	10/25/2023	459,650	1,981,900
			29,160,754	37,197,153
Secondary Fund—18.1%
Energy—1.7%
TRP Continuation Fund (Genox), LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	02/22/2024	1,095,745	1,169,321
Generalist—2.5%
Equip Capital SPV SCSp*(1)(2)(3)(4)(5)	Limited Partnership Interest	08/23/2024	1,314,821	1,716,406
Health Care—4.5%
Investcorp India Investments Holding Parent Limited*(1)(2)(3)(5)(8)(9) (12 shares)	Preferred Stock	10/31/2024	24,400	700,458
Investcorp India Investments Holding Parent Limited*(1)(2)(3)(5)(6)(8)(9) (Shareholder Loan, 12 shares)	Loan Notes	10/31/2024	1,195,600	1,195,600
Ourvita Build-Up SCSp*(1)(2)(3)(4)	Limited Partnership Interest	11/16/2023	781,324	1,174,007
Industrials—4.1%
HCI Equity Partners EV I, L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	09/09/2024	1,009,237	1,219,775
VSC EV3 (Parallel) LP*(1)(2)(3)(4)	Limited Partnership Interest	12/19/2023	766,527	1,516,569
Information Technology—5.3%
7RIDGE Investments 7 (GP) Limited*(1)(2)(3)(4)(5)	Limited Partnership Interest	11/03/2025	1,359,209	1,357,019
Chronos Capital Fund, L.P.(1)(2)(3)(4)	Limited Partnership Interest	04/29/2024	1,141,482	1,341,398
Rivean Special Opportunity Fund II Coöperatief U.A.*(1)(2)(3)(4)(5)	Limited Partnership Interest	01/17/2025	656,894	857,360
			9,345,239	12,247,913
Primary Fund—8.0%
Industrials—1.1%
Cvc Capital Partnrs Locron (A)*(1)(2)(3)(4)(5)	Limited Partnership Interest	10/29/2025	733,722	752,407
Multi-Sector—6.9%
Citation Fund I-A LP*(1)(2)(3)(4)	Limited Partnership Interest	11/03/2025	2,483,127	4,291,179
Investcorp India Growth Equity Fund III L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	03/20/2025	368,687	383,986
			3,585,536	5,427,572

	Interest Rate	Shares	Cost	Fair Value
Short-Term Investments—17.7%
Federated Hermes Prime Private Liquidity Fund(1)	4.41%(10)	12,000,000	$12,000,000	$12,000,000
Total Short-Term Investments			12,000,000	12,000,000
Total Investments (Cost $54,091,529)				$66,872,638
Other Assets and Liabilities – 1.4%				942,010
Net Assets – 100.0%				$67,814,648

*	Non-income producing.
(1)	All or a portion of this security is held through Hartford Funds SPV, LLC, a wholly-owned subsidiary of the Fund.
(2)	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
(3)	Restricted security.
(4)	Investment has been committed to but has not been fully funded by the Fund.
(5)	Investment valued using significant unobservable inputs.

2

Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated) – (continued)
December 31, 2025 (Unaudited)

(6)	Represents investments with principal amounts. Principal amounts are as follows:

Security Name	Principal Amount
Diamant 247. GmbH	EUR	215,742
Huracan68 S.p.A		200,000
Mozzaxx Holding 3 GmbH		2,150,000
Investcorp India Investments Holding Parent Limited		$1,195,600
Investcorp India Private Equity Holdings Limited		627,200

(7)	Investment carries a variable rate of interest.
(8)	Perpetual maturity security.
(9)	No rate available.
(10)	Current yield as of period end.

† Private Equity Investments are investments directly (or indirectly through special purpose vehicles) into privately held operating companies. The Fund’s Private Equity Investments will typically be in the form of co-investments, which involve the Fund acquiring an interest in a single operating company alongside an investment by a private equity firm. Secondary Investments entail acquiring an interest in one or more assets from private equity fund investors and/or direct equity participants through a negotiated transaction in which the private equity majority manager managing the asset remains the same. Primary Investments are made in newly established private funds during their initial fundraising.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3
Assets
Private Equity Investments
Co-Investment	$24,948,612	$—	$—	$24,948,612
Secondary Fund	8,215,939	—	—	8,215,939
Primary Fund	1,136,393	—	—	1,136,393
Short-Term Investments	12,000,000	—	12,000,000	—
Total	$46,300,944	$—	$12,000,000	$34,300,944
In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Fair Value Measurements (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent), certain investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $20,571,694 are excluded from the fair value summary as of December 31, 2025.
		Private Equity Investments		Total
	Co-Investment	Secondary Fund	Primary Fund
Beginning balance	$9,878,507	$6,584,976	$357,304	$16,820,787
Purchases	11,550,178	1,407,833	733,722	13,691,733
Return of Capital	(448,877)	(144,238)	—	(593,115)
Realized gain/(loss) from foreign currency transactions	—	17,531	—	17,531
Net change in unrealized appreciation/(depreciation)	4,283,043	734,303	45,367	5,062,713
Transfers into Level 3	5,682,252	2,573,343	—	8,255,595
Transfers out of Level 3	(5,996,491)	(2,957,809)	—	(8,954,300)
Ending balance	$24,948,612	$8,215,939	$1,136,393	$34,300,944

Changes in inputs used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. For the period ended December 31, 2025, investments valued at $8,954,300 were transferred out of Level 3 and investments valued at $8,255,595 were transferred into Level 3. Transfers are reported at the beginning of the reporting period in which they occur.

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at December 31, 2025 was $5,062,713.

3

Hartford Schroders Private Opportunities Fund
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Other Abbreviations:
GmbH	Gesellschaft mit beschränkter Haftung
S.p.A	Società per azioni
SCSp	Société en Commandite Spéciale

4